CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Stock issuance costs	¥ 31,695